Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net gain (loss) on derivative instruments
Realized gain (loss)	$ (300)	$ 510	$ (97)	$ 800
Unrealized gain (loss)	(2,792)	(10,828)	(26,685)	(17,047)
Total realized and unrealized gain (loss) on derivative instruments	(3,092)	(10,318)	(26,782)	(16,247)
Interest Rate Swap Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(191)	1,168	12	2,246
Unrealized gain (loss)	(3,457)	(11,521)	(26,438)	(18,619)
Foreign Exchange Forward Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(109)	(658)	(109)	(1,446)
Unrealized gain (loss)	$ 665	$ 693	$ (247)	$ 1,572